CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 146,580	$ 146,657	$ 292,668	$ 280,894
OPERATING EXPENSES
Voyage expenses	(2,822)	(3,366)	(5,879)	(6,256)
Vessel operating expenses	(31,621)	(31,392)	(60,914)	(61,487)
Depreciation	(34,164)	(35,226)	(68,147)	(66,907)
Amortization of deferred drydocking and special survey costs	(1,449)	(1,412)	(3,179)	(2,614)
General and administrative expenses	(4,746)	(5,247)	(9,663)	(10,084)
Gain on sale of vessels	171	830	156	830
Income From Operations	71,949	70,844	145,042	134,376
OTHER INCOME (EXPENSE)
Interest income	521	401	1,013	754
Interest expense	(23,292)	(21,460)	(46,156)	(39,850)
Other finance costs	(5,016)	(4,102)	(10,093)	(7,959)
Other income (expense), net	232	280	231	476
Unrealized and realized losses on derivatives	(24,855)	(36,997)	(57,066)	(69,489)
Total Other Income (Expenses), net	(52,410)	(61,878)	(112,071)	(116,068)
Net Income	$ 19,539	$ 8,966	$ 32,971	$ 18,308
EARNINGS PER SHARE
Basic and diluted net income per share (in dollars per share)	$ 0.18	$ 0.08	$ 0.30	$ 0.17
Basic and diluted weighted average number of common shares (in shares)	109,653	109,611	109,653	109,608